Note 19 - Fair Value Measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 19 - Fair Value Measurements (Details) [Line Items]
Loans and Leases Receivable, Net Amount	$ 384,615,000	$ 454,045,000
Fully Charged-Off [Member]
Note 19 - Fair Value Measurements (Details) [Line Items]
Loans and Leases Receivable, Net Amount	$ 0